Organization and Summary of Significant Accounting Policies (Details) - Schedule of Exercise Price Could Be Less than the Most Recent Fair Value of the Common Shares - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Exercise Price Could Be Less than the Most Recent Fair Value of the Common Shares [Abstract]
Potential shares from convertible debt	165,000	80,000	125,000
Total	$ 165,000	$ 80,000